2024 Transformation Initiative	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
2024 Transformation Initiative	2024 Transformation Initiative
On March 27, 2024, we announced the 2024 Transformation Initiative intended to improve our focus on growth and reduce our structural cost base by realigning our internal operating and management structure to streamline our global supply chain and improve the efficiency of our corporate and regional overhead cost structures. The transformation is expected to impact our organization in all major geographies, and workforce reductions are expected to be in the range of 4% to 5%. Certain actions under the 2024 Transformation Initiative are being finalized for implementation, and accounting for such actions will commence when the actions are authorized for execution.
The transition to the new organizational structure was completed as of October 1, 2024, and the 2024 Transformation Initiative is expected to be completed by the end of 2026, with total costs anticipated to be approximately $1.5 billion pre-tax. Cash costs are expected to be approximately half of that amount, primarily related to workforce reductions. Expected non-cash charges are primarily related to incremental depreciation and asset write-offs, including losses associated with the expected exit of certain markets.
The following charges were incurred in connection with the 2024 Transformation Initiative:

Year Ended December 31, 2024
Cost of products sold:
Charges for workforce reductions	$69
Asset write-offs	27
Incremental depreciation	38
Other exit costs	10
Total	144
Marketing, research and general expenses:
Charges for workforce reductions	116
Other exit costs	112
Total	228
Other (income) and expense, net(a)	84
Nonoperating expense	1
Total charges(b)	457
Provision for income taxes	(118)
Net charges	$339
(a)Other (income) and expense, net includes losses recognized for the exit of certain businesses and markets as part of the 2024 Transformation Initiative.
(b)We do not include 2024 Transformation Initiative charges within our segment operating results. Total impact of these charges to the NA and IPC segments would have been $147 and $187, respectively, for the year ended December 31, 2024, with the residual relating to Corporate & Other. See further discussion around our segment operating results in Note 16.
The following summarizes the 2024 Transformation Initiative liabilities activity:

2024
2024 Transformation Initiative liabilities as of January 1	$—
Charges for workforce reductions and other cash exit costs	291
Cash payments	(156)
Currency and other	(5)
2024 Transformation Initiative liabilities as of December 31	$130
2024 Transformation Initiative liabilities are recorded in Accrued expenses and other current liabilities. The charges related to the 2024 Transformation Initiative are reflected within Operating Activities of our Consolidated Statements of Cash Flows.